Property, Plant and Equipment - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Weighted Average Number Of Shares Outstanding Basic And Diluted Proforma [Abstract]
Depreciation expenses	¥ 170,418	¥ 175,771	¥ 189,712
Amount due for purchase of property, plant and equipment	¥ 30,601	¥ 32,433